Employee Benefit Plan, Tax Status - EBP 06-0383750-100 [Member]		12 Months Ended
	Jun. 13, 2017	Dec. 31, 2025
EBP, Tax Status [Line Items]
EBP, Tax Status
Note 5. Federal Income Tax Status
The IRS has determined and informed the Company by letter dated June 13, 2017 that the Plan and related Trust are designed in accordance with the applicable regulations of the IRC. While the Plan has been amended since receiving the determination letter, the Company and Plan management believe that the Plan is currently designed and operated in compliance with the applicable requirements of the IRC and the Plan and related Trust continue to be tax-exempt. No provision for income taxes has been included in the Plan’s financial statements.
EBP, Tax Determination Letter, Date	Jun. 13, 2017